Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2020 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	31,036,558
Outstanding (number of units), Granted	13,203,853
Outstanding (number of units), Vested	(22,762,553)
Outstanding (number of units), Forfeited	(379,029)
Outstanding (number of units), Ending	21,098,829
Stock price
Stock price, Beginning | ¥ / shares	¥ 389
Stock price, Granted | ¥ / shares	405	[1]
Stock price, Vested | ¥ / shares	438	[2]
Stock price, Ending | ¥ / shares	¥ 445	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	8,760,439
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(5,728,731)
Outstanding (number of units), Forfeited	(230,052)
Outstanding (number of units), Ending	2,801,656
Stock price
Stock price, Beginning | ¥ / shares	¥ 603
Stock price, Granted | ¥ / shares
Stock price, Vested | ¥ / shares	601	[2]
Stock price, Ending | ¥ / shares	¥ 611	[3]

[1]	Weighted-average price of the Company’s common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2020.